GENERAL INFORMATION (Policies)	9 Months Ended
Sep. 30, 2026
General Information
BASIS OF PREPARATION	BASIS OF PRESENTATION
These interim condensed consolidated financial statements have been prepared in accordance with International Accounting
Standards (“IAS”) 34 Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board, effective at the time of preparing the interim condensed consolidated financial statements.
The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2025 as included in the Annual Report on the Form 20-F filed on
March 16, 2026.
The accounting policies applied are consistent with those applied in the preparation of the annual financial statements for the year ended December 31, 2025, except for any new standards and interpretations adopted as of January 1, 2026.
These unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments and other items that are measured at fair value, as disclosed in the relevant accounting policies. The interim condensed consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense. Additional information on the nature of expenses is provided where relevant in the notes to the interim condensed consolidated financial statements.
Certain amounts reported in the interim condensed consolidated income statement, statement of financial position and cash flows have been reclassified in order to conform to the current period presentation.
The interim condensed consolidated financial statements have been prepared on a going concern basis. Due to the ongoing war between Russia and Ukraine, material uncertainties affecting the Group’s ability to continue as a going concern are discussed in detail at the end of this note.
The comparative financial information for the nine and three-month period ended September 30 2025 includes periods before and after the consummation of the SPAC merger and Capital Reorganization on August 14, 2025 (see Note 5). Prior to the
transaction, the Group's financial information was prepared on a combined (predecessor) basis and reflected the financial information of Kyivstar Holdings B.V. (formerly VEON Holdings B.V.) and its subsidiaries. Following the transaction, the financial information was prepared on a consolidated basis. The comparative financial information relating to share amounts and basic and diluted earnings per share for periods prior to the transaction has been retrospectively recast to reflect the exchange ratio established in the Capital Reorganization, as described in Note 5. Accordingly, such information may not be fully comparable to the Group's interim condensed consolidated financial statements for the current period and does not necessarily reflect the results of operations, financial position or cash flows that would have been presented had the current group structure been in place.
The functional currency of Kyivstar is Ukrainian Hryvnia ("UAH"), the currency of the primary economic environment in which
Kyivstar operates. The interim condensed consolidated financial statements are presented in United States dollars ("U.S. dollar"
or "US$"). In these Notes, U.S. dollar amounts are presented in millions, except for share amounts and as otherwise indicated.

FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
For the purpose of these interim condensed consolidated financial statements, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date, whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of Equity.
BASIS OF CONSOLIDATION	BASIS OF CONSOLIDATION
The interim condensed consolidated financial statements comprise the financial statements of the Company and its subsidiaries.
Subsidiaries are all entities (including structured entities) over which the Company has control. Interests held by Kyivstar Group in its principal subsidiaries as of September 30:

	2026		2025
Name	Interest	Country of operation	Interest	Country of operation

JSC Kyivstar	99.995%	Ukraine	99.995%	Ukraine
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	97.99%	Ukraine
LLC Lan Trace****	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	97.00%	Ukraine
LLC Uklon Tech *	97.00%	Ukraine	97.00%	Ukraine
LLC Uklon Ltd *	97.00%	Cyprus	97.00%	Cyprus
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	100.00%	Uzbekistan
Kyivstar Holdings B.V.***	100.00%	Netherlands	100.00%	Netherlands
Kyivstar Cayman Corp.**	—	—	100.00%	Cayman Islands
SUNVIN 11 LLC	100.00%	Ukraine	—	—
LLC ISP Shtorm	100.00%	Ukraine	—	—
LLC MTPK	100.00%	Ukraine	—	—
LLC Farmel (100.00% subsidiary of LLC MTPK)	100.00%	Ukraine	—	—
LLC Farma Studio (100.00% subsidiary of LLC MTPK)	100.00%	Ukraine	—	—
LLC Energy Space	100.00%	Ukraine	—	—
LLC Ternovytsia Solar Plus	100.00%	Ukraine	—	—
LLC Energopostach-Plus	100.00%	Ukraine	—	—
LLC Lightfull	100.00%	Ukraine	—	—
LLC Sunlight Generation	100.00%	Ukraine	—	—
LLC Ternovytsia Solar	100.00%	Ukraine	—	—
Micromobility LLC (100.00% subsidiary of LLC Uklon Corporate)	100.00%	Ukraine	—	—
*In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
**The entity was liquidated on January 28, 2026.
***Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.
****The merger of LLC “Lan Trace” into JSC Kyivstar was registered on July 3, 2026. As a result, LLC “Lan Trace” is in the process of liquidation through merger.
On February 10, 2026, JSC Kyivstar entered into a share purchase agreement to acquire 100% of the equity interests of LLC
MTPK and its subsidiaries, LLC Farmel and LLC Farma Studio (together, the “Tabletki Group”), a Ukrainian business providing an online platform for searching and booking medicines and other pharmacy products. The transaction closed on February 10,
2026 for a purchase consideration of US$161.
On February 26, 2026, the Group acquired 100% of the equity interests of ISP Shtorm LLC, a regional fixed broadband operator providing internet services to residential and business customers in Ukraine for a purchase consideration of US$10.
On May 26, 2026, the Group completed the acquisition of 100% of the equity interests of Energopostach-Plus LLC, Lightfull LLC,
Sunlight Generation LLC, Ternovytsia Solar LLC, Energy Space LLC and Ternovytsia Solar Plus LLC (together, the “six solar power plants”), which own and operate six solar power plants located in the Lviv region of Ukraine with a combined installed generation capacity of 105 megawatts ("MW"), for a purchase consideration of US$71.
On August 7, 2026, Uklon, a subsidiary of the Group, acquired 100% of the equity interests of Micromobility LLC (E-wings), a
Ukrainian electric scooter operator, for a purchase consideration of US$2.
Refer to "major developments during nine-month period ended September 30, 2026" for more details.
In the interim condensed consolidated financial statements subsidiary undertakings – which are those companies in which the
Group directly or indirectly, has an interest of more than half of the voting rights or otherwise has power to exercise control over the operations – have been fully consolidated.
Intercompany transactions, balances and unrealized gains or losses on transactions between Kyivstar Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with Kyivstar Group’s accounting policies.
GOING CONCERN	GOING CONCERN
As of November 6, 2026, the war in Ukraine is ongoing, millions of people have fled Ukraine, and the country has sustained significant damage to infrastructure and assets. Currently, we have 21.7 million subscribers in Ukraine, where they are supported by approximately 5,835 employees. Kyivstar Group’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of November 6, 2026, most of our Ukraine subsidiary’s employees remain in the country.
The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•The Company may need to record future impairment charges in Ukraine, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.
•As of November 6, 2026, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the
United Kingdom. However, the interpretation and enforcement of these sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions.
For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the
Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.
•Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar, if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii)
100% of Ukraine Tower Company ("UTC"), a related party to the Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99%
of Helsi Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries. The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and other Ukrainian subsidiaries. We are continuing to work with our local custodian to remove any remaining restrictions in respect of corporate rights.
Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•The Company has implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.
•The Company actively engages with stakeholders, including suppliers, customers, and regulatory authorities, to proactively address potential disruptions. Diversification of supply chains and markets to reduce dependency on regions affected by the war is implemented where possible. Management also continues to review and update risk management policies to enhance resilience against the volatility stemming from the war.
•The Company continues to fund its operations for the next twelve months primarily through a combination of existing liquidity and anticipated proceeds from its customers, including its wholesale business outside Ukraine. As of
September 30, 2026, the Company holds US$436 in cash and cash equivalents and US$96 of other liquid financial assets, providing a total available funding of approximately US$532, which significantly exceeds the Company’s projected operating expenditures for the next twelve months. The Company has no material unrelated party debts and therefore no unrelated party debt covenants. The resilience of the Company and its ability to generate strong cash flows has been proven through the full-scale war since 2022.
•Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance.
Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that sanctioned individuals, including any beneficial owners of LPE Middle
East Limited (formerly L1T VIP Holdings S.à r.l., "LetterOne"), do not participate in the management of Kyivstar.
•Matters relating to the VEON-related legal proceedings and restrictions on certain corporate rights remain ongoing.
There were no material developments during the nine-month period ended September 30, 2026, or during the period
September 30, 2026 through November 6, 2026.
•The Company’s Nasdaq listing, together with the completion of its secondary offering in February 2026, continues to enhance the Group’s access to capital markets and broaden its investor base.
The accompanying unaudited interim condensed consolidated financial statements have been prepared on a going concern basis. In accordance with IAS 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast substantial doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these interim condensed consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE
GROUP
The accounting policies adopted in the preparation of these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group's audited annual consolidated financial statements as of and for the year ended December 31, 2025.
Certain new and amended standards became effective as of January 1, 2026, which did not have a material impact on Kyivstar
Group's interim condensed consolidated financial statements. Kyivstar Group has not early adopted any standards, interpretations or amendments that have been issued but have not yet become effective.